Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Project Debt [Abstract]
Project debt	$ 5,475,208	$ 5,330,467	$ 5,470,669
Euro [Member]
Project Debt [Abstract]
Project debt	2,286,771	2,102,985
Algerian Dinar [Member]
Project Debt [Abstract]
Project debt	35,093	41,598
Rand [Member]
Project Debt [Abstract]
Project debt	456,179	419,708
All Foreign Currencies [Member]
Project Debt [Abstract]
Project debt	$ 2,778,043	$ 2,564,291